Shareholder Report, Average Annual Return (Details) 194207_Prospera Income ETF_TF_TSR SemiAnnual {TF}	6 Months Ended	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Prospera Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Prospera Income ETF NAV
Average Annual Return, Percent		2.09%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.69%